Prudential Investments LLC

Gateway Center Three

100 Mulberry Street

Newark, NJ 07102

May 6, 2005

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Re:          Pre-Effective Amendment No. 2

                Strategic Partners Style Specific Funds

Ladies and Gentlemen:

                On behalf of the above-referenced Fund, we are hereby filing in accordance with Rule 14a-6(a) under the Securities and Exchange Act of 1934 Pre-Effective Amendment No. 2 in connection with a special meeting of shareholders of the Strategic Partners Bond Fund, as series of the Strategic Partners Mutual Funds, Inc. (the Meeting).  These materials include the notice of Meeting, the proxy statement and a form of the proxy card.

                If there are any questions with respect to this filing, please call me at 973-802-5032.

Sincerely,

/s/ Claudia Digiacomo
Claudia Digiacomo